Income Taxes - Additional Information (Detail) $ in Millions		12 Months Ended
	Dec. 01, 2021	Jan. 31, 2024 CAD ($)	Jan. 31, 2023 CAD ($)
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income		$ 162.1	$ 256.9
Deductible capital losses		110.1	95.9
Investment tax credits receivable		57.6	61.4
Refundable investment tax credits receivable		50.3	51.0
Investment tax credits receivable available to reduce future taxable income		$ 7.3	$ 10.4
Effective minimum tax rate	15	26.5	26.5
United States [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income		$ 125.9	$ 220.3
Non Us [member]
Disclosure of income taxes [line items]
Non-capital losses available to reduce future taxable income		$ 36.2	$ 36.6